Schedule of Investments(a)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–91.78%
Advertising–0.36%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$4,693,000	$5,750,597
Lamar Media Corp., 3.75%, 02/15/2028	3,342,000	3,381,686
		9,132,283
Aerospace & Defense–0.24%
Boeing Co. (The),
2.75%, 02/01/2026	3,866,000	3,966,850
5.71%, 05/01/2040	1,095,000	1,386,539
Howmet Aerospace, Inc., 6.88%, 05/01/2025	214,000	249,513
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	301,000	320,753
TransDigm, Inc.,
6.50%, 07/15/2024	70,000	71,181
6.38%, 06/15/2026	141,000	146,587
		6,141,423
Agricultural & Farm Machinery–0.01%
Titan International, Inc., 6.50%, 11/30/2023	337,000	309,583
Air Freight & Logistics–0.00%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	84,000	84,237
Airlines–2.64%
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	1,002,960	720,995
Series 2016-1, Class AA, 3.58%, 01/15/2028	1,553,989	1,531,148
Series 2019-1, Class B, 3.85%, 02/15/2028	2,482,353	1,795,355
Series 2016-3, Class AA, 3.00%, 10/15/2028	3,637,536	3,524,509
Series 2017-1, Class AA, 3.65%, 02/15/2029	2,565,810	2,520,206
Series 2017-2, Class AA, 3.35%, 10/15/2029	2,000,903	1,901,292
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	3,778,052	3,641,239
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	3,090,000	3,027,151
Series 2020-1, Class AA, 2.00%, 06/10/2028	3,669,000	3,648,500
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	531,000	607,114
7.38%, 01/15/2026	605,000	680,842
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	3,864,000	4,082,428
4.75%, 10/20/2028(b)	11,517,000	12,415,242
	Principal Amount	Value
Airlines–(continued)
Norwegian Air Shuttle ASA Pass Through Trust (Norway),
Series 2016-1, Class B, 7.50%, 11/10/2023(b)	$4,312,706	$3,256,093
Series 2016-1, Class A, 4.88%, 05/10/2028(b)	4,169,923	3,356,788
Southwest Airlines Co., 5.25%, 05/04/2025	39,000	44,514
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	1,302,374	1,312,193
Series 2016-1, Class B, 3.65%, 01/07/2026	2,085,724	1,785,491
Series 2020-1 Class A, 5.88%, 10/15/2027	6,330,000	6,756,807
Series 2018-1, Class A, 3.70%, 03/01/2030	306,078	269,766
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,970,843	3,834,862
Series 2019-1, Class A, 4.55%, 08/25/2031	1,882,666	1,714,913
Series 2019-1, Class AA, 4.15%, 08/25/2031	3,670,595	3,666,325
		66,093,773
Alternative Carriers–0.09%
CenturyLink, Inc., 4.00%, 02/15/2027(b)	1,165,000	1,205,915
Level 3 Financing, Inc.,
5.38%, 05/01/2025	717,000	737,381
5.25%, 03/15/2026	377,000	390,217
		2,333,513
Aluminum–0.02%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	600,000	621,375
Apparel Retail–0.27%
L Brands, Inc., 6.75%, 07/01/2036	303,000	327,493
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	237,000	244,511
Ross Stores, Inc.,
0.88%, 04/15/2026	3,017,000	2,992,135
1.88%, 04/15/2031	3,112,000	3,143,834
		6,707,973
Apparel, Accessories & Luxury Goods–0.03%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	58,000	61,081
4.88%, 05/15/2026(b)	560,000	602,700
		663,781
Asset Management & Custody Banks–1.01%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	4,172,000	4,594,777
Ameriprise Financial, Inc., 3.00%, 04/02/2025	3,256,000	3,552,774

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Apollo Management Holdings L.P.,
2.65%, 06/05/2030(b)	$229,000	$230,453
4.95%, 01/14/2050(b)(c)	5,359,000	5,475,553
Bank of New York Mellon Corp. (The), Series G, 4.70%(c)(d)	4,016,000	4,397,520
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	5,453,000	7,035,363
		25,286,440
Auto Parts & Equipment–0.03%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	178,000	191,866
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	132,000	138,022
Dana, Inc., 5.38%, 11/15/2027	221,000	235,503
Tenneco, Inc., 5.00%, 07/15/2026	115,000	103,719
		669,110
Automobile Manufacturers–1.45%
Ford Motor Co.,
8.50%, 04/21/2023	261,000	293,227
9.00%, 04/22/2025	413,000	502,421
9.63%, 04/22/2030	226,000	314,975
4.75%, 01/15/2043	345,000	339,972
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	2,172,000	2,182,860
5.60%, 01/07/2022	410,000	422,813
3.38%, 11/13/2025	1,908,000	1,919,352
4.39%, 01/08/2026	200,000	208,282
5.11%, 05/03/2029	450,000	486,113
4.00%, 11/13/2030	332,000	336,150
General Motors Financial Co., Inc., Series B, 6.50%(c)(d)	200,000	213,746
Hyundai Capital America,
2.85%, 11/01/2022(b)	2,991,000	3,100,442
4.30%, 02/01/2024(b)	12,075,000	13,188,048
2.65%, 02/10/2025(b)	3,542,000	3,716,047
1.80%, 10/15/2025(b)	2,885,000	2,926,857
2.38%, 10/15/2027(b)	202,000	208,612
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	320,000	340,400
Nissan Motor Co. Ltd. (Japan), 3.52%, 09/17/2025(b)	3,346,000	3,496,950
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	2,251,000	2,254,538
		36,451,805
Automotive Retail–0.06%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	200,000	230,127
AutoZone, Inc., 3.75%, 04/18/2029	200,000	230,483
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	435,000	445,671
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	108,000	112,174
4.63%, 12/15/2027(b)	106,000	112,824
4.38%, 01/15/2031(b)	96,000	102,060
Penske Automotive Group, Inc., 5.50%, 05/15/2026	356,000	370,907
		1,604,246
	Principal Amount	Value
Biotechnology–0.74%
AbbVie, Inc.,
3.20%, 11/21/2029	$350,000	$398,367
4.05%, 11/21/2039	8,646,000	10,516,031
4.88%, 11/14/2048	1,997,000	2,726,851
Amgen, Inc.,
2.45%, 02/21/2030	1,566,000	1,682,435
3.15%, 02/21/2040	3,037,000	3,291,789
		18,615,473
Brewers–0.29%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.00%, 04/13/2028	300,000	351,751
8.00%, 11/15/2039	2,307,000	3,928,459
4.35%, 06/01/2040	2,105,000	2,615,555
Molson Coors Beverage Co., 5.00%, 05/01/2042	249,000	314,949
		7,210,714
Broadcasting–0.35%
Discovery Communications LLC, 4.00%, 09/15/2055(b)	6,197,000	6,902,753
Fox Corp., 3.50%, 04/08/2030	1,069,000	1,217,575
Gray Television, Inc., 7.00%, 05/15/2027(b)	444,000	490,065
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	300,000	173,594
		8,783,987
Building Products–0.84%
Carrier Global Corp.,
2.72%, 02/15/2030(b)	5,774,000	6,166,755
3.38%, 04/05/2040(b)	5,504,000	6,099,758
3.58%, 04/05/2050(b)	3,721,000	4,256,003
Owens Corning, 4.30%, 07/15/2047	250,000	296,650
Standard Industries, Inc.,
5.00%, 02/15/2027(b)	658,000	691,311
3.38%, 01/15/2031(b)	3,511,000	3,528,555
		21,039,032
Cable & Satellite–2.56%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	1,273,000	1,321,196
5.00%, 02/01/2028(b)	187,000	196,771
4.50%, 08/15/2030(b)	131,000	138,288
4.25%, 02/01/2031(b)	1,362,000	1,414,641
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025 (Acquired 07/09/2015; Cost $5,100,000)(e)	$5,100,000	$5,906,957
5.38%, 04/01/2038 (Acquired 04/03/2018; Cost $246,127)(e)	249,000	312,103
5.75%, 04/01/2048 (Acquired 04/03/2018; Cost $2,317,167)(e)	2,324,000	3,084,787
6.83%, 10/23/2055 (Acquired 07/09/2015; Cost $4,111,000)(e)	4,111,000	6,203,152
3.85%, 04/01/2061 (Acquired 11/19/2020; Cost $2,817,671)(e)	2,821,000	2,905,855
Comcast Corp.,
6.45%, 03/15/2037	1,742,000	2,677,092
4.60%, 10/15/2038	2,366,000	3,131,091
3.25%, 11/01/2039	961,000	1,098,806
3.45%, 02/01/2050	3,978,000	4,703,300
2.80%, 01/15/2051	13,322,000	13,995,809
4.95%, 10/15/2058	2,422,000	3,720,394
Cox Communications, Inc.,
3.35%, 09/15/2026(b)	2,164,000	2,419,732
1.80%, 10/01/2030(b)	1,305,000	1,310,567
2.95%, 10/01/2050(b)	1,966,000	2,031,460
CSC Holdings LLC,
5.50%, 05/15/2026(b)	265,000	275,931
4.63%, 12/01/2030(b)	490,000	502,292
DISH DBS Corp.,
5.88%, 11/15/2024	239,000	254,535
7.75%, 07/01/2026	130,000	148,068
Intelsat Jackson Holdings S.A. (Luxembourg), 8.50%, 10/15/2024(b)(f)	265,000	187,487
NBCUniversal Media LLC, 5.95%, 04/01/2041	3,685,000	5,669,583
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	469,000	496,847
		64,106,744
Casinos & Gaming–0.10%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	479,000	501,800
MGM Resorts International,
7.75%, 03/15/2022	301,000	321,942
6.00%, 03/15/2023	559,000	598,706
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	528,000	567,233
Station Casinos LLC, 4.50%, 02/15/2028(b)	513,000	506,267
		2,495,948
Coal & Consumable Fuels–0.03%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(b)	107,000	110,410
4.13%, 02/15/2028(b)	89,000	93,617
	Principal Amount	Value
Coal & Consumable Fuels–(continued)
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	$602,000	$594,099
		798,126
Commodity Chemicals–0.11%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	2,400,000	2,425,380
Koppers, Inc., 6.00%, 02/15/2025(b)	219,000	226,254
		2,651,634
Construction & Engineering–0.17%
AECOM, 5.13%, 03/15/2027	133,000	149,101
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	239,000	246,917
9.75%, 07/15/2028(b)	197,000	215,715
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028(b)	3,579,000	3,710,975
		4,322,708
Construction Machinery & Heavy Trucks–0.24%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	1,912,000	1,931,120
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	2,115,000	2,226,038
Caterpillar, Inc., 3.25%, 04/09/2050	1,373,000	1,645,090
Wabtec Corp., 4.95%, 09/15/2028	209,000	244,184
		6,046,432
Construction Materials–0.14%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	3,123,000	3,616,705
Consumer Finance–0.66%
Ally Financial, Inc.,
5.13%, 09/30/2024	434,000	498,189
4.63%, 03/30/2025	1,303,000	1,482,298
American Express Co., Series C, 3.54% (3 mo. USD LIBOR + 3.29%)(d)(g)	2,973,000	2,894,959
Capital One Financial Corp., 3.75%, 03/09/2027	304,000	346,358
GE Capital Funding LLC, 4.40%, 05/15/2030(b)	2,812,000	3,241,671
Navient Corp.,
7.25%, 01/25/2022	160,000	168,700
7.25%, 09/25/2023	1,040,000	1,135,550
5.00%, 03/15/2027	486,000	484,241
5.63%, 08/01/2033	221,000	207,812
OneMain Finance Corp.,
6.88%, 03/15/2025	300,000	344,062
8.88%, 06/01/2025	200,000	223,870
7.13%, 03/15/2026	735,000	846,974
5.38%, 11/15/2029	519,000	567,007
Synchrony Financial, 4.50%, 07/23/2025	3,695,000	4,158,310
		16,600,001
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Copper–0.40%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	$3,285,000	$3,493,663
4.13%, 03/01/2028	2,747,000	2,896,368
4.38%, 08/01/2028	2,179,000	2,332,456
5.40%, 11/14/2034	1,102,000	1,367,169
		10,089,656
Data Processing & Outsourced Services–0.23%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	401,000	415,494
Fiserv, Inc., 4.20%, 10/01/2028	2,218,000	2,641,069
PayPal Holdings, Inc., 2.85%, 10/01/2029	2,326,000	2,590,993
		5,647,556
Department Stores–0.04%
Macy’s, Inc., 8.38%, 06/15/2025(b)	930,000	1,014,993
Distributors–0.15%
Genuine Parts Co., 1.88%, 11/01/2030	3,780,000	3,757,518
Diversified Banks–12.32%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	8,298,256
Australia & New Zealand Banking Group Ltd. (Australia),
2.57%, 11/25/2035(b)(c)	2,671,000	2,726,380
6.75%(b)(c)(d)	3,647,000	4,215,731
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(b)	2,875,000	3,034,951
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	2,175,000	2,172,281
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	3,000,000	3,000,000
Bank of America Corp.,
3.86%, 07/23/2024(c)	8,064,000	8,752,032
2.59%, 04/29/2031(c)	2,856,000	3,046,481
1.90%, 07/23/2031(c)	15,399,000	15,478,097
1.92%, 10/24/2031(c)	6,707,000	6,766,668
7.75%, 05/14/2038	2,623,000	4,496,548
2.68%, 06/19/2041(c)	14,102,000	14,778,047
2.83%, 10/24/2051(c)	2,726,000	2,868,998
Series AA, 6.10%(c)(d)	5,955,000	6,613,474
Series DD, 6.30%(c)(d)	1,885,000	2,166,718
Series Z, 6.50%(c)(d)	4,158,000	4,698,540
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	2,850,000	3,186,190
BBVA Bancomer S.A. (Mexico),
4.38%, 04/10/2024(b)	2,015,000	2,197,357
1.88%, 09/18/2025(b)	2,580,000	2,592,900
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(c)	250,000	283,899
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
3.50%, 05/15/2023	$3,677,000	$3,937,703
5.50%, 09/13/2025	4,154,000	5,005,373
3.11%, 04/08/2026(c)	3,709,000	4,038,327
3.98%, 03/20/2030(c)	3,695,000	4,328,932
4.41%, 03/31/2031(c)	3,019,000	3,646,418
2.57%, 06/03/2031(c)	6,079,000	6,478,031
4.65%, 07/23/2048	1,832,000	2,544,995
Series Q, 4.32% (3 mo. USD LIBOR + 4.10%)(d)(g)	1,570,000	1,567,645
Series T, 6.25%(c)(d)	2,110,000	2,422,101
Series U, 5.00%(c)(d)	7,500,000	7,863,450
Series V, 4.70%(c)(d)	2,340,000	2,394,814
Credit Agricole S.A. (France),
1.91%, 06/16/2026(b)(c)	1,828,000	1,888,991
8.13%(b)(c)(d)	416,000	503,360
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	5,091,000	5,342,128
Global Bank Corp. (Panama), 4.50%, 10/20/2021(b)	6,573,000	6,758,687
HSBC Holdings PLC (United Kingdom),
1.22%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(g)	1,194,000	1,199,856
1.65%, 04/18/2026(c)	1,970,000	1,999,073
2.01%, 09/22/2028(c)	5,893,000	5,995,582
2.36%, 08/18/2031(c)	201,000	207,291
6.00%(c)(d)	4,347,000	4,717,799
JPMorgan Chase & Co.,
1.10%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	5,200,000	5,264,886
2.08%, 04/22/2026(c)	5,016,000	5,260,269
3.63%, 12/01/2027	2,542,000	2,869,568
3.70%, 05/06/2030(c)	3,695,000	4,267,761
2.74%, 10/15/2030(c)	4,239,000	4,603,547
2.96%, 05/13/2031(c)	1,771,000	1,929,954
3.11%, 04/22/2041(c)	3,122,000	3,475,452
4.26%, 02/22/2048(c)	1,788,000	2,377,614
Series W, 1.22% (3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	5,770,000	4,666,689
Series I, 3.68% (3 mo. USD LIBOR + 3.47%)(d)(g)	2,519,000	2,498,212
Series V, 3.55% (3 mo. USD LIBOR + 3.32%)(d)(g)	1,853,000	1,801,551
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.05%, 07/17/2030	4,798,000	4,984,376
Mizuho Financial Group, Inc. (Japan), 2.20%, 07/10/2031(c)	6,278,000	6,503,535
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(b)	256,000	258,478
Natwest Group PLC (United Kingdom),
3.50%, 05/15/2023(c)	4,970,000	5,176,011
6.00%(c)(d)	515,000	564,697
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	2,947,000	3,021,228
4.13%, 07/15/2023(b)	3,674,000	3,911,966
Societe Generale S.A. (France), 5.38%(b)(c)(d)	2,995,000	3,113,003
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
1.45%, (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(g)	$3,395,000	$3,408,776
1.37%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(g)	1,442,000	1,449,410
4.30%, 02/19/2027(b)	1,628,000	1,809,554
3.27%, 02/18/2036(b)(c)	4,923,000	4,995,102
7.75%(b)(c)(d)	2,690,000	2,930,056
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	2,924,000	2,993,018
3.04%, 07/16/2029	4,343,000	4,830,383
2.13%, 07/08/2030	6,672,000	6,943,370
2.14%, 09/23/2030	7,101,000	7,142,781
U.S. Bancorp, 1.38%, 07/22/2030	9,063,000	9,108,765
Wells Fargo & Co.,
2.19%, 04/30/2026(c)	1,489,000	1,560,244
4.15%, 01/24/2029	3,695,000	4,381,510
3.07%, 04/30/2041(c)	2,118,000	2,311,376
5.38%, 11/02/2043	7,268,000	10,314,424
4.75%, 12/07/2046	1,890,000	2,518,278
Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(c)	1,244,000	1,287,080
		308,747,028
Diversified Capital Markets–1.18%
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(b)(c)	2,792,000	3,295,415
7.50%(b)(c)(d)	2,930,000	3,197,216
7.25%(b)(c)(d)	330,000	371,727
5.10%(b)(c)(d)	4,230,000	4,434,098
5.25%(b)(c)(d)	4,357,000	4,631,491
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	5,010,000	5,289,733
UBS Group AG (Switzerland), 3.13%, 08/13/2030(b)(c)	7,551,000	8,444,036
		29,663,716
Diversified Metals & Mining–1.09%
Anglo American Capital PLC (South Africa),
5.38%, 04/01/2025(b)	4,531,000	5,288,743
5.63%, 04/01/2030(b)	3,674,000	4,630,434
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	5,373,000	6,784,572
6.25%, 07/15/2041	8,594,000	10,697,968
		27,401,717
Diversified REITs–1.02%
iStar, Inc., 4.75%, 10/01/2024	560,000	560,994
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	4,124,000	4,530,214
5.25%, 01/30/2026(b)	3,705,000	4,126,444
4.87%, 01/15/2030(b)	5,390,000	5,961,340
6.39%, 01/15/2050(b)	9,390,000	10,382,992
		25,561,984
	Principal Amount	Value
Drug Retail–0.13%
CVS Pass-Through Trust,
6.04%, 12/10/2028	$1,196,302	$1,362,041
5.77%, 01/10/2033(b)	1,701,509	2,009,267
		3,371,308
Electric Utilities–2.73%
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	3,963,000	4,489,248
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	6,951,000	7,198,154
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	3,600,000	3,768,750
Duke Energy Progress LLC, 2.50%, 08/15/2050	9,667,000	9,858,259
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	6,655,000	9,721,215
Eversource Energy,
Series Q, 0.80%, 08/15/2025	676,000	675,292
Series R, 1.65%, 08/15/2030	1,664,000	1,665,525
Georgia Power Co.,
2.85%, 05/15/2022	3,569,000	3,694,034
Series A, 2.20%, 09/15/2024	10,163,000	10,712,051
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	4,349,000	4,558,472
5.50%, 03/15/2057(c)	11,216,000	11,654,900
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	468,000	493,447
		68,489,347
Electrical Components & Equipment–0.22%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	4,864,000	4,874,772
EnerSys,
5.00%, 04/30/2023(b)	476,000	499,503
4.38%, 12/15/2027(b)	107,000	113,654
		5,487,929
Electronic Components–1.45%
Corning, Inc., 5.45%, 11/15/2079	26,087,000	36,333,475
Electronic Equipment & Instruments–0.01%
MTS Systems Corp., 5.75%, 08/15/2027(b)	316,000	328,837
Electronic Manufacturing Services–0.31%
Jabil, Inc., 3.00%, 01/15/2031	7,348,000	7,694,359
Environmental & Facilities Services–0.20%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(b)	1,189,000	1,185,284
Republic Services, Inc., 1.75%, 02/15/2032	3,807,000	3,839,255
		5,024,539
Fertilizers & Agricultural Chemicals–0.02%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	125,000	137,832
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	371,000	387,463
		525,295
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Financial Exchanges & Data–0.56%
Intercontinental Exchange, Inc.,
1.85%, 09/15/2032	$170,000	$172,306
3.00%, 09/15/2060	2,798,000	2,991,450
Moody’s Corp.,
5.25%, 07/15/2044	1,539,000	2,119,977
3.25%, 05/20/2050	1,211,000	1,325,988
2.55%, 08/18/2060	1,224,000	1,167,489
MSCI, Inc., 3.88%, 02/15/2031(b)	2,367,000	2,503,103
S&P Global, Inc.,
1.25%, 08/15/2030	2,474,000	2,446,924
2.30%, 08/15/2060	1,327,000	1,268,115
		13,995,352
Food Retail–0.18%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
3.50%, 02/15/2023(b)	3,502,000	3,594,803
4.63%, 01/15/2027(b)	248,000	261,689
5.88%, 02/15/2028(b)	193,000	208,766
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	291,000	305,550
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	124,000	127,100
		4,497,908
Gas Utilities–0.20%
East Ohio Gas Co. (The),
1.30%, 06/15/2025(b)	1,101,000	1,123,489
3.00%, 06/15/2050(b)	3,561,000	3,893,939
		5,017,428
Health Care Equipment–0.01%
Becton, Dickinson and Co., 2.82%, 05/20/2030	188,000	205,669
Teleflex, Inc., 4.88%, 06/01/2026	50,000	52,178
		257,847
Health Care Facilities–0.96%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	475,000	501,719
Encompass Health Corp., 4.75%, 02/01/2030	465,000	495,602
HCA, Inc.,
5.00%, 03/15/2024	8,801,000	9,901,644
5.38%, 02/01/2025	242,000	271,285
5.25%, 04/15/2025	151,000	176,260
5.88%, 02/15/2026	166,000	191,315
5.38%, 09/01/2026	111,000	126,332
7.50%, 11/06/2033	362,000	486,369
5.50%, 06/15/2047	4,861,000	6,488,745
Universal Health Services, Inc., 2.65%, 10/15/2030(b)	5,201,000	5,367,692
		24,006,963
Health Care REITs–0.74%
Diversified Healthcare Trust,
6.75%, 12/15/2021	2,606,000	2,677,665
9.75%, 06/15/2025	482,000	550,135
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	2,589,000	2,557,809
	Principal Amount	Value
Health Care REITs–(continued)
Healthpeak Properties, Inc.,
4.25%, 11/15/2023	$46,000	$50,392
2.88%, 01/15/2031	1,917,000	2,051,137
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	2,463,000	2,630,582
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	3,494,000	3,523,910
Physicians Realty L.P., 4.30%, 03/15/2027	1,640,000	1,782,033
Welltower, Inc., 3.10%, 01/15/2030	2,496,000	2,703,622
		18,527,285
Health Care Services–1.46%
Bon Secours Mercy Health, Inc.,
Series 20-2, 2.10%, 06/01/2031	1,165,000	1,175,539
3.21%, 06/01/2050	1,165,000	1,246,118
Cigna Corp.,
3.75%, 07/15/2023	3,104,000	3,361,845
1.13%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(g)	5,327,000	5,390,869
4.38%, 10/15/2028	1,790,000	2,152,431
4.80%, 08/15/2038	5,078,000	6,630,518
CommonSpirit Health, 1.55%, 10/01/2025	1,479,000	1,502,658
CVS Health Corp.,
1.30%, 08/21/2027	3,781,000	3,780,871
4.25%, 04/01/2050	1,034,000	1,299,553
DaVita, Inc.,
4.63%, 06/01/2030(b)	160,000	168,300
3.75%, 02/15/2031(b)	4,776,000	4,767,045
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	257,000	263,055
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	1,725,000	1,680,138
2.61%, 08/01/2060	2,131,000	2,105,854
Texas Health Resources, 2.33%, 11/15/2050	1,106,000	1,022,773
		36,547,567
Home Improvement Retail–0.12%
Lowe’s Cos., Inc.,
4.00%, 04/15/2025	1,103,000	1,252,790
1.30%, 04/15/2028	1,431,000	1,431,812
3.65%, 04/05/2029	225,000	262,356
		2,946,958
Homebuilding–0.93%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	326,000	367,096
Lennar Corp.,
5.38%, 10/01/2022	324,000	348,503
4.75%, 11/15/2022	172,000	183,556
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	8,446,000	9,157,322
6.00%, 01/15/2043	7,587,000	9,877,326
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	1,700,000	1,795,251
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
Meritage Homes Corp., 5.13%, 06/06/2027	$322,000	$358,566
PulteGroup, Inc.,
6.38%, 05/15/2033	15,000	20,648
6.00%, 02/15/2035	395,000	538,108
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	352,000	382,360
5.75%, 01/15/2028(b)	226,000	257,216
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	57,000	60,485
		23,346,437
Hotel & Resort REITs–0.08%
Service Properties Trust,
4.95%, 02/15/2027	1,592,000	1,522,350
4.95%, 10/01/2029	549,000	515,717
		2,038,067
Hotels, Resorts & Cruise Lines–0.03%
Carnival Corp., 11.50%, 04/01/2023(b)	605,000	689,824
Household Products–0.02%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	485,000	495,646
Housewares & Specialties–0.02%
Newell Brands, Inc.,
4.70%, 04/01/2026	269,000	290,184
5.88%, 04/01/2036	265,000	319,325
		609,509
Independent Power Producers & Energy Traders–0.38%
AES Corp. (The),
5.50%, 04/15/2025	733,000	756,877
1.38%, 01/15/2026(b)	2,872,000	2,899,576
2.45%, 01/15/2031(b)	5,089,000	5,176,823
Calpine Corp., 5.00%, 02/01/2031(b)	469,000	494,912
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	210,000	224,761
		9,552,949
Industrial Conglomerates–1.04%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	4,111,000	4,746,828
General Electric Co.,
5.55%, 01/05/2026	8,426,000	10,086,428
4.35%, 05/01/2050	9,477,000	11,144,978
		25,978,234
Industrial Machinery–0.20%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	249,000	247,418
EnPro Industries, Inc., 5.75%, 10/15/2026	489,000	524,971
Mueller Industries, Inc., 6.00%, 03/01/2027	492,000	499,596
Parker-Hannifin Corp., 3.25%, 06/14/2029	3,357,000	3,815,063
		5,087,048
	Principal Amount	Value
Industrial REITs–0.13%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	$873,000	$952,670
Lexington Realty Trust, 2.70%, 09/15/2030	1,517,000	1,572,617
Prologis L.P., 2.13%, 04/15/2027	592,000	633,008
		3,158,295
Integrated Oil & Gas–1.91%
BP Capital Markets America, Inc.,
1.75%, 08/10/2030	4,916,000	4,954,578
2.77%, 11/10/2050	5,985,000	5,944,825
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	2,512,000	2,687,815
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	561,000	598,392
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	3,104,000	3,154,776
Occidental Petroleum Corp.,
2.90%, 08/15/2024	12,445,000	11,623,630
5.55%, 03/15/2026	322,000	321,945
3.50%, 08/15/2029	263,000	230,546
6.20%, 03/15/2040	233,000	223,097
4.10%, 02/15/2047	315,000	247,774
Petroleos Mexicanos (Mexico), 6.88%, 08/04/2026	110,000	113,674
Saudi Arabian Oil Co. (Saudi Arabia),
1.25%, 11/24/2023(b)	295,000	298,350
2.88%, 04/16/2024(b)	9,601,000	10,154,108
1.63%, 11/24/2025(b)	580,000	590,862
2.25%, 11/24/2030(b)	1,015,000	1,029,561
4.38%, 04/16/2049(b)	2,407,000	2,929,250
3.25%, 11/24/2050(b)	975,000	979,802
3.50%, 11/24/2070(b)	1,880,000	1,903,279
		47,986,264
Integrated Telecommunication Services–3.12%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	210,000	237,106
Altice France S.A. (France), 7.38%, 05/01/2026(b)	867,000	911,260
AT&T, Inc.,
1.43%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(g)	2,832,000	2,898,889
3.88%, 01/15/2026	1,236,000	1,419,248
3.10%, 02/01/2043	4,885,000	5,015,802
3.50%, 09/15/2053(b)	9,416,000	9,690,273
3.55%, 09/15/2055(b)	17,999,000	18,512,778
3.65%, 09/15/2059(b)	432,000	442,420
3.50%, 02/01/2061	3,133,000	3,177,136
CommScope, Inc., 6.00%, 03/01/2026(b)	413,000	436,258
Embarq Corp., 8.00%, 06/01/2036	425,000	511,307
Frontier Communications Corp.,
10.50%, 09/15/2022(f)	146,000	72,236
11.00%, 09/15/2025(f)	159,000	78,606
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	46,000	55,076
7.20%, 07/18/2036	589,000	755,775
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	2,648,000	3,981,061
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
0.85%, 11/20/2025	$4,258,000	$4,280,493
1.75%, 01/20/2031	5,543,000	5,585,621
4.81%, 03/15/2039	2,095,000	2,791,055
2.65%, 11/20/2040	4,482,000	4,615,883
2.88%, 11/20/2050	5,565,000	5,838,232
3.00%, 11/20/2060	6,445,000	6,836,282
		78,142,797
Interactive Home Entertainment–0.32%
Activision Blizzard, Inc., 2.50%, 09/15/2050	4,665,000	4,524,094
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	3,536,000	3,449,828
		7,973,922
Interactive Media & Services–1.65%
Alphabet, Inc.,
1.90%, 08/15/2040	2,432,000	2,411,712
2.25%, 08/15/2060	4,245,000	4,222,046
Baidu, Inc. (China),
3.08%, 04/07/2025	1,175,000	1,255,523
1.72%, 04/09/2026	1,255,000	1,267,782
3.43%, 04/07/2030	725,000	809,136
2.38%, 10/09/2030	1,010,000	1,039,509
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	223,000	217,808
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	586,000	455,249
6.63%, 08/15/2027(b)	339,000	194,823
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	5,513,000	6,022,953
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	2,073,000	2,158,625
1.81%, 01/26/2026(b)	1,509,000	1,541,905
3.60%, 01/19/2028(b)	4,305,000	4,741,522
2.39%, 06/03/2030(b)	3,532,000	3,621,206
3.93%, 01/19/2038(b)	3,137,000	3,619,925
3.24%, 06/03/2050(b)	975,000	1,016,705
3.29%, 06/03/2060(b)	996,000	1,037,696
Twitter, Inc., 3.88%, 12/15/2027(b)	5,404,000	5,660,690
		41,294,815
Internet & Direct Marketing Retail–0.94%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	2,190,000	2,801,361
4.40%, 12/06/2057	2,190,000	2,963,329
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	1,185,000	1,228,833
Expedia Group, Inc.,
3.60%, 12/15/2023(b)	2,632,000	2,753,689
4.63%, 08/01/2027(b)	4,206,000	4,635,420
Meituan (China),
2.13%, 10/28/2025(b)	3,055,000	3,105,206
3.05%, 10/28/2030(b)	5,378,000	5,577,416
QVC, Inc., 5.45%, 08/15/2034	474,000	477,555
		23,542,809
Internet Services & Infrastructure–0.19%
Leidos, Inc., 2.30%, 02/15/2031(b)	4,698,000	4,777,044
	Principal Amount	Value
Investment Banking & Brokerage–2.14%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	$2,962,000	$3,208,644
Charles Schwab Corp. (The),
Series E, 4.63%(c)(d)	4,214,000	4,313,872
Series G, 5.38%(c)(d)	231,000	258,143
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	3,198,000	3,546,437
6.75%, 10/01/2037	4,343,000	6,654,217
4.80%, 07/08/2044	3,955,000	5,511,890
Series P, 5.00%(c)(d)(h)	3,255,000	3,268,020
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	3,579,000	4,204,369
Morgan Stanley,
2.19%, 04/28/2026(c)	2,569,000	2,712,403
4.35%, 09/08/2026	350,000	411,130
2.70%, 01/22/2031(c)	12,639,000	13,713,813
3.62%, 04/01/2031(c)	3,069,000	3,576,042
Raymond James Financial, Inc.,
4.65%, 04/01/2030	1,529,000	1,882,181
4.95%, 07/15/2046	211,000	291,389
		53,552,550
IT Consulting & Other Services–0.08%
DXC Technology Co., 4.45%, 09/18/2022	1,396,000	1,464,449
Gartner, Inc., 4.50%, 07/01/2028(b)	468,000	491,985
		1,956,434
Leisure Facilities–0.01%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	247,000	248,853
Life & Health Insurance–2.64%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(b)	2,000,000	2,138,140
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	3,119,000	3,520,933
Athene Global Funding,
1.20%, 10/13/2023(b)	4,890,000	4,919,385
2.50%, 01/14/2025(b)	3,179,000	3,324,823
Athene Holding Ltd.,
4.13%, 01/12/2028	6,615,000	7,341,644
6.15%, 04/03/2030	3,425,000	4,274,989
3.50%, 01/15/2031	1,355,000	1,435,476
Belrose Funding Trust, 2.33%, 08/15/2030(b)	2,536,000	2,592,652
Brighthouse Financial, Inc., 4.70%, 06/22/2047	2,566,000	2,656,920
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	9,421,000	10,144,774
MetLife, Inc.,
4.13%, 08/13/2042	2,218,000	2,839,374
Series C, 3.83% (3 mo. USD LIBOR + 3.58%)(d)(g)	1,144,000	1,141,855
Series D, 5.88%(c)(d)	300,000	339,692
Series G, 3.85%(c)(d)	3,104,000	3,227,229
Nationwide Financial Services, Inc.,
5.38%, 03/25/2021(b)	6,660,000	6,754,721
3.90%, 11/30/2049(b)	3,113,000	3,460,950
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Pacific LifeCorp, 3.35%, 09/15/2050(b)	$3,314,000	$3,759,590
Prudential Financial, Inc., 3.91%, 12/07/2047	1,849,000	2,245,887
		66,119,034
Life Sciences Tools & Services–0.02%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	383,000	404,234
Managed Health Care–0.44%
Centene Corp.,
5.38%, 06/01/2026(b)	521,000	548,353
5.38%, 08/15/2026(b)	155,000	164,106
4.63%, 12/15/2029	526,000	577,388
3.38%, 02/15/2030	320,000	335,899
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	1,791,000	1,778,128
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	3,832,000	3,829,091
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041	1,673,000	1,682,498
2.88%, 09/01/2050	1,616,000	1,664,443
MultiCare Health System, 2.80%, 08/15/2050	499,000	502,116
		11,082,022
Marine Ports & Services–0.04%
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)(h)	1,004,000	954,479
Metal & Glass Containers–0.03%
Ball Corp., 5.25%, 07/01/2025	359,000	412,629
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	252,000	265,860
		678,489
Movies & Entertainment–0.30%
Netflix, Inc.,
5.88%, 11/15/2028	1,017,000	1,230,026
5.38%, 11/15/2029(b)	1,927,000	2,303,343
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	1,560,000	1,563,779
2.00%, 09/03/2030	2,480,000	2,480,334
		7,577,482
Multi-line Insurance–0.82%
American International Group, Inc.,
3.40%, 06/30/2030	4,839,000	5,524,938
4.50%, 07/16/2044	2,088,000	2,687,525
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,781,000	3,089,824
4.63%, 04/29/2030	3,657,000	4,026,955
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(b)	1,666,000	1,805,413
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	3,068,000	3,424,522
		20,559,177
	Principal Amount	Value
Multi-Sector Holdings–0.75%
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051(b)	$14,476,000	$15,160,246
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,233,000	3,541,855
		18,702,101
Multi-Utilities–0.60%
CenterPoint Energy, Inc.,
2.50%, 09/01/2024	2,966,000	3,150,491
Series A, 6.13%(c)(d)	3,978,000	4,109,749
CMS Energy Corp., 4.75%, 06/01/2050(c)	1,628,000	1,791,902
DTE Energy Co.,
Series H, 0.55%, 11/01/2022	1,669,000	1,673,356
Series F, 1.05%, 06/01/2025	1,689,000	1,704,803
WEC Energy Group, Inc., 1.38%, 10/15/2027	2,504,000	2,517,150
		14,947,451
Office REITs–1.22%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	2,823,000	3,237,008
3.38%, 08/15/2031	1,707,000	1,946,954
1.88%, 02/01/2033	12,555,000	12,410,276
4.00%, 02/01/2050	2,598,000	3,231,431
Boston Properties L.P., 3.25%, 01/30/2031	2,109,000	2,299,497
Highwoods Realty L.P., 2.60%, 02/01/2031	2,070,000	2,088,918
Office Properties Income Trust, 4.50%, 02/01/2025	5,174,000	5,367,890
		30,581,974
Oil & Gas Drilling–0.04%
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	207,000	135,197
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	430,000	425,969
6.88%, 04/15/2040(b)	339,000	361,035
		922,201
Oil & Gas Equipment & Services–0.16%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	3,214,000	3,543,124
Oceaneering International, Inc., 6.00%, 02/01/2028	28,000	23,590
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	485,000	512,068
		4,078,782
Oil & Gas Exploration & Production–1.32%
Antero Resources Corp., 5.00%, 03/01/2025(h)	697,000	555,422
Cameron LNG LLC,
3.30%, 01/15/2035(b)	3,917,000	4,416,938
3.40%, 01/15/2038(b)	4,220,000	4,621,509
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	6,727,000	6,933,809
CNX Resources Corp., 7.25%, 03/14/2027(b)	473,000	500,798
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Comstock Resources, Inc., 9.75%, 08/15/2026	$459,000	$486,127
Concho Resources, Inc., 2.40%, 02/15/2031	1,207,000	1,263,073
Continental Resources, Inc.,
4.50%, 04/15/2023	102,000	104,737
5.75%, 01/15/2031(b)	2,394,000	2,573,550
Diamondback Energy, Inc., 4.75%, 05/31/2025	44,000	49,102
Gazprom PJSC via Gaz Finance PLC (Russia), 4.60%(b)(c)(d)	2,950,000	3,082,443
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	255,000	233,962
7.75%, 02/01/2028	304,000	279,966
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	777,000	771,918
Murphy Oil Corp.,
4.95%, 12/01/2022	248,000	251,253
6.38%, 12/01/2042	180,000	144,450
Pioneer Natural Resources Co., 1.90%, 08/15/2030	5,016,000	4,940,514
QEP Resources, Inc., 5.63%, 03/01/2026(h)	775,000	555,675
SM Energy Co., 10.00%, 01/15/2025(b)	353,000	360,722
Southwestern Energy Co.,
7.50%, 04/01/2026	100,000	104,320
7.75%, 10/01/2027	387,000	409,011
WPX Energy, Inc.,
5.75%, 06/01/2026	398,000	419,989
5.25%, 10/15/2027	45,000	47,551
5.88%, 06/15/2028	24,000	25,890
4.50%, 01/15/2030	25,000	25,938
		33,158,667
Oil & Gas Refining & Marketing–0.34%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	123,000	122,510
9.25%, 07/15/2024(b)	224,000	250,880
Parkland Corp. (Canada),
6.00%, 04/01/2026(b)	406,000	428,466
5.88%, 07/15/2027(b)	3,025,000	3,257,547
Petronas Capital Ltd. (Malaysia), 4.55%, 04/21/2050(b)	2,820,000	3,814,157
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	776,184
		8,649,744
Oil & Gas Storage & Transportation–7.42%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	232,000	219,444
5.75%, 03/01/2027(b)	101,000	92,226
5.75%, 01/15/2028(b)	200,000	180,480
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	3,153,000	3,178,808
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	236,000	246,726
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer Operating L.P.,
5.88%, 01/15/2024	$508,000	$564,232
2.90%, 05/15/2025	4,018,000	4,172,986
3.75%, 05/15/2030	6,585,000	6,839,523
4.90%, 03/15/2035	8,034,000	8,418,284
5.00%, 05/15/2050	7,246,000	7,709,870
Series A, 6.25%(c)(d)	515,000	411,678
Enterprise Products Operating LLC,
3.13%, 07/31/2029	3,630,000	4,029,266
4.80%, 02/01/2049	2,189,000	2,761,609
4.20%, 01/31/2050	2,574,000	3,008,996
3.70%, 01/31/2051	12,424,000	13,529,792
Series D, 6.88%, 03/01/2033	2,458,000	3,388,508
4.88%, 08/16/2077(c)	10,130,000	9,415,291
EQM Midstream Partners L.P., 5.50%, 07/15/2028	541,000	576,527
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(b)	480,000	513,948
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	389,000	402,372
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	502,000	495,210
Kinder Morgan Energy Partners L.P., 4.30%, 05/01/2024	2,221,000	2,449,946
Kinder Morgan, Inc.,
2.00%, 02/15/2031	6,286,000	6,182,428
7.80%, 08/01/2031	8,797,000	12,310,999
7.75%, 01/15/2032	7,089,000	10,145,979
3.25%, 08/01/2050	13,500,000	13,169,952
MPLX L.P.,
1.34%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(g)	5,688,000	5,688,912
1.75%, 03/01/2026	3,426,000	3,475,618
4.80%, 02/15/2029	2,176,000	2,561,454
2.65%, 08/15/2030	3,609,000	3,659,188
4.70%, 04/15/2048	2,570,000	2,903,663
5.50%, 02/15/2049	3,475,000	4,326,423
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	528,000	267,630
7.50%, 04/15/2026	357,000	147,039
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	6,699,000	8,860,197
ONEOK, Inc.,
5.85%, 01/15/2026	1,291,000	1,509,721
6.35%, 01/15/2031	5,120,000	6,359,118
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	385,000	277,200
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/2029	12,678,000	13,019,535
3.80%, 09/15/2030	1,956,000	2,047,365
Sabine Pass Liquefaction LLC,
5.75%, 05/15/2024	362,000	411,594
4.50%, 05/15/2030(b)	1,294,000	1,512,013
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	$439,000	$451,342
5.88%, 04/15/2026	677,000	713,812
5.00%, 01/15/2028	201,000	209,919
5.50%, 03/01/2030(b)	63,000	68,390
Western Midstream Operating L.P.,
4.00%, 07/01/2022	2,782,000	2,835,901
2.07%, (3 mo. USD LIBOR + 1.85%), 01/13/2023(g)	3,109,000	3,007,653
4.10%, 02/01/2025	122,000	121,924
4.50%, 03/01/2028	190,000	192,850
4.75%, 08/15/2028	288,000	298,800
5.45%, 04/01/2044	367,000	343,833
Williams Cos., Inc. (The),
7.88%, 09/01/2021	140,000	147,633
3.60%, 03/15/2022	3,391,000	3,510,488
4.55%, 06/24/2024	399,000	448,426
3.50%, 11/15/2030	1,995,000	2,212,436
		186,005,157
Other Diversified Financial Services–0.85%
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	5,011,000	5,009,635
5.00%, 06/15/2044(b)	250,000	345,645
2.80%, 09/30/2050(b)	2,149,000	2,211,199
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	360,000	475,744
DAE Sukuk Difc Ltd. (United Arab Emirates), 3.75%, 02/15/2026(b)	3,045,000	3,069,360
eG Global Finance PLC (United Kingdom), 6.75%, 02/07/2025(b)	259,000	268,453
Equitable Holdings, Inc., Series B, 4.95%(c)(d)	2,058,000	2,160,900
ILFC E-Capital Trust II, 3.23% (3 mo. USD LIBOR +1.80%), 12/21/2065(b)(g)	620,000	387,937
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	2,173,000	2,369,397
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	241,000	250,042
Pershing Square Holdings Ltd. (Guernsey), 3.25%, 11/15/2030(b)	4,800,000	4,867,296
		21,415,608
Packaged Foods & Meats–0.28%
BRF S.A. (Brazil), 5.75%, 09/21/2050(b)	3,705,000	3,899,512
Conagra Brands, Inc., 5.30%, 11/01/2038	300,000	403,136
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	217,000	244,201
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	340,000	473,511
5.00%, 06/04/2042	352,000	403,459
4.38%, 06/01/2046	472,000	504,206
5.50%, 06/01/2050(b)	540,000	670,443
	Principal Amount	Value
Packaged Foods & Meats–(continued)
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	$398,000	$428,347
		7,026,815
Paper Packaging–0.14%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	3,254,000	3,430,936
Paper Products–0.16%
Georgia-Pacific LLC, 2.10%, 04/30/2027(b)	3,052,000	3,225,547
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	157,000	159,355
5.50%, 01/15/2026	88,000	88,385
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	485,000	518,251
		3,991,538
Pharmaceuticals–2.28%
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	6,445,000	6,426,921
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	188,000	193,619
5.50%, 11/01/2025(b)	177,000	182,505
9.00%, 12/15/2025(b)	202,000	222,442
Bayer US Finance II LLC (Germany),
1.26%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(g)	5,692,000	5,742,523
3.88%, 12/15/2023(b)	1,964,000	2,147,586
Bristol-Myers Squibb Co.,
0.75%, 11/13/2025	4,073,000	4,078,374
3.40%, 07/26/2029	300,000	350,387
1.45%, 11/13/2030	7,268,000	7,307,127
2.35%, 11/13/2040	5,233,000	5,384,616
2.55%, 11/13/2050	10,856,000	11,230,155
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	72,000	79,364
6.00%, 06/30/2028(b)	91,000	71,981
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	245,000	258,246
Merck & Co., Inc., 2.35%, 06/24/2040	2,495,000	2,614,561
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	785,000	848,828
Royalty Pharma PLC,
1.20%, 09/02/2025(b)	853,000	861,145
1.75%, 09/02/2027(b)	1,251,000	1,278,222
2.20%, 09/02/2030(b)	1,622,000	1,643,206
Takeda Pharmaceutical Co. Ltd. (Japan), 3.18%, 07/09/2050	2,465,000	2,644,660
Viatris, Inc.,
1.65%, 06/22/2025(b)	1,241,000	1,279,497
3.85%, 06/22/2040(b)	2,102,000	2,374,309
		57,220,274
Property & Casualty Insurance–0.54%
Allstate Corp. (The), 4.20%, 12/15/2046	1,391,000	1,838,314
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	132,000	143,030
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Property & Casualty Insurance–(continued)
Arch Capital Group Ltd., 3.64%, 06/30/2050	$2,086,000	$2,470,548
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	2,603,000	2,873,564
2.45%, 03/15/2031	3,452,000	3,493,931
W.R. Berkley Corp., 4.00%, 05/12/2050	2,176,000	2,669,500
		13,488,887
Publishing–0.01%
Meredith Corp., 6.88%, 02/01/2026	285,000	284,109
Railroads–1.71%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	11,051,000	17,932,911
CSX Corp., 4.65%, 03/01/2068	3,310,000	4,597,144
Empresa de los Ferrocarriles del Estado (Chile), 3.07%, 08/18/2050(b)	1,535,000	1,487,031
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	270,000	270,309
Norfolk Southern Corp.,
2.55%, 11/01/2029	2,586,000	2,808,826
3.40%, 11/01/2049	3,298,000	3,891,188
Union Pacific Corp.,
2.15%, 02/05/2027	3,491,000	3,714,118
2.40%, 02/05/2030	4,361,000	4,728,055
3.95%, 08/15/2059	2,669,000	3,395,519
		42,825,101
Real Estate Development–0.10%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	2,492,000	2,511,490
Regional Banks–1.76%
Citizens Bank N.A., 2.25%, 04/28/2025	2,836,000	3,013,308
Citizens Financial Group, Inc.,
2.38%, 07/28/2021	5,719,000	5,785,636
2.50%, 02/06/2030	3,375,000	3,577,146
3.25%, 04/30/2030	1,816,000	2,039,550
Series A, 4.19% (3 mo. USD LIBOR + 3.96%)(d)(g)	1,100,000	1,091,750
Fifth Third Bancorp,
4.30%, 01/16/2024	2,523,000	2,786,907
2.38%, 01/28/2025	7,102,000	7,523,991
2.55%, 05/05/2027	2,177,000	2,355,690
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	1,256,000	1,343,216
KeyCorp, 2.25%, 04/06/2027	4,906,000	5,212,217
M&T Bank Corp., Series F, 5.13%(c)(d)	1,262,000	1,356,650
Synovus Financial Corp., 3.13%, 11/01/2022	2,271,000	2,347,746
Truist Bank, 2.25%, 03/11/2030	1,312,000	1,377,678
Zions Bancorporation N.A., 3.25%, 10/29/2029	4,138,000	4,256,155
		44,067,640
Renewable Electricity–0.27%
Northern States Power Co., 2.60%, 06/01/2051	6,452,000	6,865,212
	Principal Amount	Value
Research & Consulting Services–0.01%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	$149,000	$159,895
10.25%, 02/15/2027(b)	34,000	38,244
		198,139
Residential REITs–0.85%
Camden Property Trust, 2.80%, 05/15/2030	1,409,000	1,552,078
Essex Portfolio L.P.,
1.65%, 01/15/2031	1,702,000	1,686,383
2.65%, 09/01/2050	3,035,000	2,936,841
Mid-America Apartments L.P., 1.70%, 02/15/2031	1,348,000	1,341,039
Spirit Realty L.P.,
4.00%, 07/15/2029	1,654,000	1,839,340
3.40%, 01/15/2030	4,902,000	5,214,704
UDR, Inc., 3.00%, 08/15/2031	2,639,000	2,899,636
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	1,935,000	1,949,741
2.85%, 12/15/2032	1,736,000	1,782,300
		21,202,062
Restaurants–0.22%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	4,797,000	4,791,004
Aramark Services, Inc., 5.00%, 04/01/2025(b)	215,000	221,235
IRB Holding Corp., 6.75%, 02/15/2026(b)	373,000	386,521
		5,398,760
Retail REITs–1.05%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	2,848,000	3,218,324
Kimco Realty Corp.,
1.90%, 03/01/2028	4,255,000	4,281,875
2.70%, 10/01/2030	2,438,000	2,540,616
Realty Income Corp., 3.25%, 01/15/2031	3,129,000	3,547,103
Regency Centers L.P., 4.13%, 03/15/2028	2,214,000	2,512,155
Retail Properties of America, Inc., 4.75%, 09/15/2030	2,614,000	2,642,762
Scentre Group Trust 2 (Australia),
4.75%, 09/24/2080(b)(c)	2,567,000	2,673,061
5.13%, 09/24/2080(b)(c)	3,439,000	3,608,635
Simon Property Group L.P., 3.50%, 09/01/2025	1,148,000	1,265,434
		26,289,965
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	201,000	212,120
Semiconductor Equipment–0.08%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	1,711,000	1,931,467
Semiconductors–1.78%
Analog Devices, Inc.,
3.13%, 12/05/2023	2,236,000	2,405,116
2.95%, 04/01/2025	1,334,000	1,456,776
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Semiconductors–(continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/2027	$5,513,000	$6,199,301
3.50%, 01/15/2028	6,238,000	6,876,415
Broadcom, Inc.,
4.70%, 04/15/2025	475,000	543,955
5.00%, 04/15/2030	4,626,000	5,605,126
4.30%, 11/15/2032	4,374,000	5,229,793
Micron Technology, Inc.,
4.98%, 02/06/2026	1,880,000	2,209,290
4.19%, 02/15/2027	6,033,000	6,973,067
NXP B.V./NXP Funding LLC (Netherlands), 3.88%, 09/01/2022(b)	6,641,000	7,014,827
		44,513,666
Soft Drinks–0.72%
Coca-Cola Co. (The), 2.60%, 06/01/2050	3,907,000	4,152,604
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	3,205,000	3,240,784
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	9,464,000	10,410,873
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	250,000	302,895
		18,107,156
Sovereign Debt–1.27%
Abu Dhabi Government International Bond (United Arab Emirates), 3.88%, 04/16/2050(b)	2,515,000	3,127,063
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	8,772,000
China Government International Bond (China), 2.25%, 10/21/2050(b)	4,510,000	4,505,388
Mexico Government International Bond (Mexico),
2.66%, 05/24/2031	3,430,000	3,439,124
3.77%, 05/24/2061	3,305,000	3,305,000
Peruvian Government International Bond (Peru),
1.86%, 12/01/2032	2,010,000	1,997,689
2.78%, 12/01/2060	2,005,000	1,983,948
Turkey Government International Bond (Turkey), 5.95%, 01/15/2031	4,820,000	4,824,868
		31,955,080
Specialized Consumer Services–0.02%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	463,000	528,890
Specialized Finance–0.49%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	5,927,000	6,537,214
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/2030	5,397,000	5,854,607
		12,391,821
	Principal Amount	Value
Specialized REITs–0.87%
Agree L.P., 2.90%, 10/01/2030	$1,105,000	$1,160,189
American Tower Corp., 3.10%, 06/15/2050	4,779,000	4,962,733
Crown Castle International Corp.,
4.15%, 07/01/2050	1,174,000	1,402,501
3.25%, 01/15/2051	5,844,000	6,160,468
Equinix, Inc., 3.20%, 11/18/2029	120,000	132,723
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	247,000	279,704
Iron Mountain, Inc.,
5.25%, 03/15/2028(b)	456,000	477,945
5.25%, 07/15/2030(b)	2,553,000	2,709,371
4.50%, 02/15/2031(b)	2,368,000	2,418,509
Life Storage L.P., 2.20%, 10/15/2030	1,165,000	1,183,838
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	409,000	348,118
SBA Communications Corp., 4.88%, 09/01/2024	507,000	520,147
		21,756,246
Specialty Chemicals–0.23%
Ashland LLC, 4.75%, 08/15/2022	20,000	21,019
Avient Corp., 5.25%, 03/15/2023	219,000	236,447
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	4,585,000	4,605,632
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	349,000	358,967
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	454,000	503,388
		5,725,453
Steel–0.63%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	341,000	398,117
POSCO (South Korea),
2.38%, 01/17/2023(b)	12,585,000	12,927,627
2.50%, 01/17/2025(b)	2,390,000	2,505,170
Steel Dynamics, Inc., 3.25%, 01/15/2031	42,000	46,793
		15,877,707
Systems Software–1.02%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	459,000	495,697
Camelot Finance S.A., 4.50%, 11/01/2026(b)	399,000	418,202
Microsoft Corp., 2.53%, 06/01/2050	1,726,000	1,856,147
Oracle Corp.,
3.60%, 04/01/2040	3,740,000	4,376,534
3.60%, 04/01/2050	11,262,000	13,153,422
3.85%, 04/01/2060	4,355,000	5,377,847
		25,677,849
Technology Distributors–0.09%
Avnet, Inc., 4.63%, 04/15/2026	2,079,000	2,310,767
Technology Hardware, Storage & Peripherals–1.02%
Apple, Inc., 2.65%, 05/11/2050	4,304,000	4,634,280
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	$708,000	$735,173
4.00%, 07/15/2024(b)	2,921,000	3,214,927
5.85%, 07/15/2025(b)	1,155,000	1,376,050
6.02%, 06/15/2026(b)	3,928,000	4,771,634
4.90%, 10/01/2026(b)	1,719,000	2,009,061
8.10%, 07/15/2036(b)	249,000	358,922
8.35%, 07/15/2046(b)	4,105,000	5,966,781
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	2,435,000	2,568,944
		25,635,772
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	214,000	187,250
Tobacco–1.04%
Altria Group, Inc.,
3.80%, 02/14/2024	4,031,000	4,404,833
4.40%, 02/14/2026	6,516,000	7,553,281
4.80%, 02/14/2029	4,898,000	5,867,351
BAT Capital Corp. (United Kingdom),
2.26%, 03/25/2028	2,885,000	2,979,716
2.73%, 03/25/2031	1,980,000	2,040,232
Philip Morris International, Inc., 0.88%, 05/01/2026	3,110,000	3,107,920
		25,953,333
Trading Companies & Distributors–1.20%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	8,383,000	8,068,637
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
3.50%, 05/26/2022	1,468,000	1,510,133
4.50%, 09/15/2023	3,103,000	3,324,250
Air Lease Corp.,
3.88%, 04/01/2021	3,660,000	3,688,440
3.38%, 06/01/2021	3,865,000	3,910,480
3.00%, 09/15/2023	1,878,000	1,948,902
2.30%, 02/01/2025	300,000	305,188
Aircastle Ltd.,
5.00%, 04/01/2023	534,000	556,755
4.40%, 09/25/2023	3,695,000	3,798,408
BMC East LLC, 5.50%, 10/01/2024(b)	370,000	381,424
BOC Aviation Ltd. (Singapore), 1.36% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(g)	2,446,000	2,426,652
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	231,000	259,839
		30,179,108
Trucking–1.39%
Aviation Capital Group LLC,
0.88%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(g)	1,914,000	1,881,939
4.13%, 08/01/2025(b)	5,168,000	5,172,231
3.50%, 11/01/2027(b)	14,740,000	14,065,552
Avolon Holdings Funding Ltd. (Ireland), 4.25%, 04/15/2026(b)	2,009,000	2,083,185
	Principal Amount	Value
Trucking–(continued)
ENA Master Trust (Panama), 4.00%, 05/19/2048(b)	$1,545,000	$1,608,731
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.90%, 02/01/2024(b)	3,172,000	3,467,760
1.20%, 11/15/2025(b)	1,885,000	1,894,035
3.40%, 11/15/2026(b)	405,000	448,876
Ryder System, Inc.,
4.63%, 06/01/2025	3,364,000	3,878,364
2.90%, 12/01/2026	303,000	329,984
		34,830,657
Wireless Telecommunication Services–2.18%
Colombia Telecomunicaciones S.A. ESP (Colombia), 4.95%, 07/17/2030(b)	2,600,000	2,889,250
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	330,000	419,773
5.00%, 03/15/2044	4,468,000	6,084,414
4.35%, 05/01/2049	805,000	1,040,187
Sprint Capital Corp., 8.75%, 03/15/2032	315,000	483,328
Sprint Corp.,
7.88%, 09/15/2023	414,000	477,653
7.63%, 03/01/2026	389,000	484,305
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	4,700,250	4,757,546
4.74%, 03/20/2025(b)	10,966,000	11,870,531
5.15%, 03/20/2028(b)	10,994,000	12,803,612
T-Mobile USA, Inc., 4.50%, 04/15/2050(b)	2,605,000	3,259,962
VEON Holdings B.V. (Netherlands),
4.00%, 04/09/2025(b)	4,803,000	5,055,566
3.38%, 11/25/2027(b)	4,490,000	4,600,903
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(c)	285,000	350,552
		54,577,582
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,130,721,782)		2,300,744,562
U.S. Treasury Securities–3.01%
U.S. Treasury Bills–1.01%
0.10% - 0.12%, 02/04/2021(i)(j)(k)	25,310,000	25,306,793
U.S. Treasury Bonds–0.43%
2.00%, 02/15/2050	188,400	207,660
1.38%, 08/15/2050	11,267,400	10,708,431
		10,916,091
U.S. Treasury Notes–1.57%
0.38%, 11/30/2025	14,332,100	14,340,498
0.63%, 11/30/2027	8,118,600	8,121,771
0.63%, 08/15/2030	980,000	960,400
0.88%, 11/15/2030	15,796,300	15,834,557
		39,257,226
Total U.S. Treasury Securities (Cost $75,261,051)		75,480,110
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Shares		Value
Preferred Stocks–1.40%
Diversified Banks–0.82%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.		100	$148,312
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		14,554	20,448,370
			20,596,682
Investment Banking & Brokerage–0.48%
Morgan Stanley, 7.13%, Series E, Pfd.(c)		265,000	7,722,100
Morgan Stanley, 6.88%, Series F, Pfd.(c)		150,000	4,266,000
			11,988,100
Regional Banks–0.10%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(c)		95,000	2,514,650
Total Preferred Stocks (Cost $31,500,112)			35,099,432
	Principal Amount
Asset-Backed Securities–0.83%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		$4,232,909	4,375,085
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		10,888,718	11,615,258
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		4,424,875	4,704,085
Total Asset-Backed Securities (Cost $19,698,514)			20,694,428
Non-U.S. Dollar Denominated Bonds & Notes–0.54%(l)
Building Products–0.02%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	411,000	510,343
Diversified Banks–0.02%
Erste Group Bank AG (Austria), 6.50%(b)(c)(d)	EUR	400,000	533,658
Food Retail–0.02%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	385,000	514,546
Integrated Telecommunication Services–0.21%
AT&T, Inc., Series B, 2.88%(c)(d)	EUR	4,400,000	5,223,166
Movies & Entertainment–0.15%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	3,599,575
Sovereign Debt–0.12%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	2,765,000	3,087,689
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,932,542)			13,468,977
Variable Rate Senior Loan Interests–0.40%(m)
Diversified REITs–0.40%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $9,614,804)(n)		12,855,954	9,899,095
	Shares	Value
Exchange-Traded Funds–0.23%
Invesco Total Return Bond ETF (Cost $ 5,830,000)(o)	100,000	$5,851,000
	Principal Amount
Municipal Obligations–0.18%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(b)	$735,000	732,244
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(n)(p)	710,000	234,331
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System),
Series 2020 D, Ref. RB, 3.05%, 07/01/2040	1,495,000	1,523,898
Series 2020 D, Ref. RB, 3.20%, 07/01/2050	2,035,000	2,062,269
Total Municipal Obligations (Cost $4,589,567)		4,552,742
	Shares
Common Stocks & Other Equity Interests–0.00%
Oil & Gas Exploration & Production–0.00%
Whiting Petroleum Corp.(q) (Cost $82,857)	1,624	36,767
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(o)(r)	7,023,660	7,023,660
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(o)(r)	5,014,075	5,016,080
Invesco Treasury Portfolio, Institutional Class, 0.01%(o)(r)	8,027,039	8,027,039
Total Money Market Funds (Cost $20,066,779)		20,066,779
Options Purchased–0.09%
(Cost $2,521,101)(s)		2,286,588
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.26% (Cost $2,308,819,109)		2,488,180,480
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.17%
Invesco Private Government Fund, 0.02%(o)(r)(t)	1,684,240	1,684,240
Invesco Private Prime Fund, 0.12%(o)(r)(t)	2,525,602	2,526,360
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,210,600)		4,210,600
TOTAL INVESTMENTS IN SECURITIES–99.43% (Cost $2,313,029,709)		2,492,391,080
OTHER ASSETS LESS LIABILITIES—0.57%		14,361,800
NET ASSETS–100.00%		$2,506,752,880
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $792,216,790, which represented 31.60% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Restricted security. The aggregate value of these securities at period end was $18,412,854, which represented less than 1% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $338,329, which represented less than 1% of the Fund’s Net Assets.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(h)	All or a portion of this security was out on loan at November 30, 2020.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Invesco Total Return Bond ETF	$-	$5,830,000	$-	$21,000	$-	$5,851,000	$33,487
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23,166,314	217,757,255	(233,899,909)	-	-	7,023,660	18,330
Invesco Liquid Assets Portfolio, Institutional Class	14,693,899	165,128,392	(174,794,313)	(1,410)	(10,488)	5,016,080	29,091
Invesco Treasury Portfolio, Institutional Class	26,475,788	248,865,433	(267,314,182)	-	-	8,027,039	19,466
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	29,265,336	(27,581,096)	-	-	1,684,240	429*
Invesco Private Prime Fund	-	13,338,462	(10,812,112)	-	10	2,526,360	586*
Total	$64,336,001	$680,184,878	$(714,401,612)	$19,590	$(10,478)	$30,128,379	$101,389

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Zero coupon bond issued at a discount.
(q)	Non-income producing security.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(s)	The table below details options purchased.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Amazon.com, Inc.	Call	01/21/2022	2	$ 3,650.00		$ 730,000	$60,915
Apple, Inc.	Call	09/17/2021	220	145.00		3,190,000	150,700
Microsoft Corp.	Call	09/17/2021	35	245.00		857,500	37,013
Total Open Exchange-Traded Equity Options Purchased			257				$248,628

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	12/17/2021	81	$3,675.00		$29,767,500	$2,037,960

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,179	March-2021	$702,087,116	$341,437	$341,437
U.S. Treasury 5 Year Notes	1,257	March-2021	158,421,281	118,640	118,640
U.S. Treasury Long Bonds	186	March-2021	32,532,563	(93,403)	(93,403)
Subtotal—Long Futures Contracts				366,674	366,674
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	564	March-2021	(77,928,938)	(146,602)	(146,602)
U.S. Treasury 10 Year Ultra Bonds	1,071	March-2021	(168,280,875)	(303,489)	(303,489)
U.S. Treasury Ultra Bonds	593	March-2021	(128,106,531)	290,551	290,551
Subtotal—Short Futures Contracts				(159,540)	(159,540)
Total Futures Contracts				$207,134	$207,134

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00%	Quarterly	12/20/2025	3.041%	USD	37,814,800	$1,466,045	$3,401,933	$1,935,888
Total Centrally Cleared Credit Default Swap Agreements								$1,466,045	$3,401,933	$1,935,888

(a)	Implied credit spreads represent the current level, as of November 30, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2021	Citibank N.A.	EUR	10,314,000	USD	12,218,909	$(110,360)
02/17/2021	Goldman Sachs International	CAD	11,213,000	USD	8,533,343	(104,210)
02/17/2021	Goldman Sachs International	GBP	151,000	USD	199,010	(2,463)
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/17/2021	State Street Bank & Trust Co.	GBP	190,000	USD	250,976	$(2,532)
02/17/2021	Toronto Dominion Bank	EUR	175,000	USD	208,248	(945)
Total Forward Foreign Currency Contracts						$(220,510)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,300,744,562	$—	$2,300,744,562
U.S. Treasury Securities	—	75,480,110	—	75,480,110
Preferred Stocks	35,099,432	—	—	35,099,432
Asset-Backed Securities	—	20,694,428	—	20,694,428
Non-U.S. Dollar Denominated Bonds & Notes	—	13,468,977	—	13,468,977
Variable Rate Senior Loan Interests	—	—	9,899,095	9,899,095
Exchange-Traded Funds	5,851,000	—	—	5,851,000
Municipal Obligations	—	4,318,411	234,331	4,552,742
Common Stocks & Other Equity Interests	36,767	—	—	36,767
Money Market Funds	20,066,779	4,210,600	—	24,277,379
Options Purchased	2,286,588	—	—	2,286,588
Total Investments in Securities	63,340,566	2,418,917,088	10,133,426	2,492,391,080
Other Investments - Assets*
Futures Contracts	750,628	—	—	750,628
Swap Agreements	—	1,935,888	—	1,935,888
	750,628	1,935,888	—	2,686,516
Other Investments - Liabilities*
Futures Contracts	(543,494)	—	—	(543,494)
Forward Foreign Currency Contracts	—	(220,510)	—	(220,510)
	(543,494)	(220,510)	—	(764,004)
Total Other Investments	207,134	1,715,378	—	1,922,512
Total Investments	$63,547,700	$2,420,632,466	$10,133,426	$2,494,313,592

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Corporate Bond Fund